Property, plant and equipment - Net Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 82,361	$ 56,061
Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	70,344	43,855
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,017	12,206
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,207	1,599
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,323	762
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,550	1,518
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 66,264	$ 39,976